Annual Total Returns - Fidelity® International Capital Appreciation Fund [BarChart] - 10.31 Broadly Diversified International Equity Funds Retail Combo PRO-09 - Fidelity® International Capital Appreciation Fund - Fidelity International Capital Appreciation Fund-Default
Dec. 30, 2021
Bar Chart Table:
Annual Return 2011	(12.77%)
Annual Return 2012	25.89%
Annual Return 2013	21.65%
Annual Return 2014	2.97%
Annual Return 2015	3.10%
Annual Return 2016	(3.14%)
Annual Return 2017	36.25%
Annual Return 2018	(12.84%)
Annual Return 2019	33.01%
Annual Return 2020	22.31%